Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated other comprehensive loss
Schedule of accumulated other comprehensive income

	Labor obligations
	Amount		Deferred taxes		Total
Balance as of January 1, 2016	Ps.	(15,013)	Ps.	4,488	Ps.	(10,525)
Movements of the year		3,533		(1,060)		2,473
Balance as of December 31, 2016		(11,480)		3,428		(8,052)
Movements of the year		(4,199)		1,260		(2,939)
Balance as of December 31, 2017		(15,679)		4,688		(10,991)
Movements of the year		24,173		(4)		24,169
Balance as of December 31, 2018	Ps.	8,494	Ps.	4,684	Ps.	13,178